Supplemental Oil and Natural Gas Information (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Details) (Predecessor [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Predecessor [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flows [Roll Forward]
Standardized measure of discounted future net cash flows, beginning of year	$ 454,173	$ 854,424	$ 660,480
Sales, less production costs	(100,052)	(83,998)	(54,085)
Revisions of previous quantity estimates	(53,557)	(439,043)	(73,407)
Net change in prices and production costs	45,388	(133,485)	118,588
Extensions, discoveries and other additions	157,086	84,149	32,525
Change in estimated future development costs	2,318	38,096	(1,514)
Previously estimated development costs incurred during the period	46,938	108,367	76,086
Divestiture of reserves	(151,440)	0	0
Purchases of minerals in place	94,751	0	0
Accretion of discount	45,417	85,442	66,048
Net change in income taxes	0	0	0
Timing differences and other	9,693	(59,779)	29,703
Standardized measure of discounted future net cash flows, end of year	$ 550,715	$ 454,173	$ 854,424